Entity Level Disclosures (Details) - Schedule of revenue by major customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers			$ 383
Customer B [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers		2,400	24
Customer C [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers	16,919
Customer D [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers	$ 16,468